Summary of significant accounting policies (Details)	Dec. 31, 2017
Computers and software [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property Plant And Equipment Straight Line Depreciation Percentage	33.00%
Electronic equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property Plant And Equipment Straight Line Depreciation Percentage	15.00%
Office furniture and equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property Plant And Equipment Straight Line Depreciation Percentage	6.00%